UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 139.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.9%
AVIO S.p.A.
Term Loan, 3.08%, Maturing June 14, 2017		625	$625,235
Term Loan, 3.87%, Maturing December 14, 2017	EUR	550	747,024
Term Loan, 3.95%, Maturing December 14, 2017		650	650,244
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		823	834,767
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018		686	700,938
Term Loan, 6.25%, Maturing November 2, 2018		311	317,759
DigitalGlobe, Inc.
Term Loan, Maturing January 24, 2020(2)		250	253,333
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		1,297	1,312,908
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		1,706	1,347,512
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017		1,550	1,575,834
Silver II US Holdings, LLC
Term Loan, 5.00%, Maturing December 13, 2019		1,975	1,999,194
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,426	1,432,404
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		1,016	1,029,165
Term Loan, 4.00%, Maturing February 14, 2017		2,350	2,375,365
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		766	770,463

			$15,972,145

Air Transport — 0.3%
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(3)		805	$762,645
Orbitz Worldwide Inc.
Term Loan, 3.20%, Maturing July 25, 2014		990	982,426

			$1,745,071

Automotive — 6.5%
Allison Transmission, Inc.
Term Loan, 2.71%, Maturing August 7, 2014		845	$848,433
Term Loan, 4.25%, Maturing August 23, 2019		2,863	2,903,401
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		395	400,431
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		6,904	7,065,643
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017		1,385	1,400,039

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Federal-Mogul Corporation
Term Loan, 2.15%, Maturing December 29, 2014	2,400	$2,284,877
Term Loan, 2.14%, Maturing December 28, 2015	3,016	2,871,286
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,650	6,747,349
HHI Holdings LLC
Term Loan, 6.00%, Maturing October 3, 2018	2,075	2,117,797
Metaldyne Company LLC
Term Loan, 6.00%, Maturing December 18, 2018	1,300	1,321,125
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018	1,144	1,155,651
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	500	508,112
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016	1,446	1,462,416
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019	873	874,995
Veyance Technologies, Inc.
Term Loan, 2.46%, Maturing July 31, 2014	233	231,348
Term Loan, 2.46%, Maturing July 31, 2014	1,625	1,615,175
Term Loan, 5.50%, Maturing July 31, 2014	323	321,756
Term Loan - Second Lien, 5.96%, Maturing July 31, 2015	1,275	1,255,078

		$35,384,912

Brokers, Dealers and Investment Houses — 0.1%
Clipper Acquisitions Corp.
Term Loan, Maturing December 20, 2019(2)	550	$557,562

		$557,562

Building and Development — 0.7%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	887	$897,118
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	718	653,152
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	1,667	1,675,412
Realogy Corporation
Term Loan, 3.23%, Maturing October 10, 2013	97	93,659
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	471	474,900

		$3,794,241

Business Equipment and Services — 12.3%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	363	$368,048
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018	2,904	2,947,919
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	2,209	2,234,363
Affinion Group, Inc.
Term Loan, 6.50%, Maturing July 16, 2015	3,054	2,928,251
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	565	570,238
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015	692	690,053
Term Loan, 2.95%, Maturing February 21, 2015	707	679,054

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	800	$815,000
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	1,072	1,070,972
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	632	634,815
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.76%, Maturing October 16, 2016	159	161,170
Term Loan, 6.25%, Maturing October 16, 2018	664	664,212
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	1,425	1,446,523
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,078	1,088,792
ClientLogic Corporation
Term Loan, 7.06%, Maturing January 30, 2017	1,567	1,533,409
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019	525	529,266
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	499	503,114
Term Loan - Second Lien, 10.25%, Maturing February 28, 2018	1,000	1,012,500
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	517	521,752
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	2,058	1,789,729
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019	2,000	2,020,000
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020	525	526,313
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	1,928	1,949,183
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	620	626,903
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019	1,596	1,619,940
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	1,432	1,439,750
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019	775	784,688
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	1,987	2,003,187
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	2,807	2,847,593
Kronos Incorporated
Term Loan, 5.50%, Maturing October 25, 2019	1,575	1,592,062
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	900	916,500
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	2,000	1,993,668
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	672	672,399
Mitchell International, Inc.
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	1,000	993,333
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 23, 2018	844	854,173

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
National CineMedia, LLC
Term Loan, 3.46%, Maturing November 23, 2019		525	$529,019
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		374	378,855
Term Loan, 4.50%, Maturing June 8, 2018		4,260	4,320,478
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		574	580,732
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		663	666,780
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		637	642,574
SunGard Data Systems, Inc.
Term Loan, 3.86%, Maturing February 26, 2016		4,742	4,796,238
Term Loan, 3.96%, Maturing February 28, 2017		1,547	1,563,600
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		813	817,196
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		2,826	2,869,638
Travelport LLC
Term Loan, 4.88%, Maturing August 21, 2015	EUR	741	955,238
Term Loan, 5.06%, Maturing August 21, 2015		1,715	1,687,518
Term Loan, 5.06%, Maturing August 21, 2015		193	190,260
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		117	118,462
Term Loan, 6.00%, Maturing July 28, 2017		599	605,234
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016		676	687,456
Term Loan, 5.50%, Maturing July 15, 2016		1,923	1,953,363
Term Loan, 5.75%, Maturing June 29, 2018		1,144	1,162,844

			$67,554,357

Cable and Satellite Television — 5.1%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing November 29, 2019		848	$860,593
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		1,225	1,237,856
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		397	400,970
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		4,367	4,413,011
Charter Communications Operating, LLC
Term Loan, 3.46%, Maturing September 6, 2016		508	514,006
Term Loan, 4.00%, Maturing May 15, 2019		298	302,477
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		473	478,109
CSC Holdings, Inc.
Term Loan, 1.95%, Maturing March 29, 2016		2,827	2,848,489
Kabel Deutschland GmbH
Term Loan, 4.25%, Maturing February 1, 2019		1,075	1,078,583
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	619	823,792
Term Loan, 3.00%, Maturing March 4, 2016	EUR	619	823,792
Term Loan, 7.37%, Maturing March 6, 2017(4)	EUR	413	537,540
Term Loan - Second Lien, 4.12%, Maturing September 2, 2016	EUR	520	684,260

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,438	$1,451,308
Mediacom Illinois, LLC
Term Loan, 4.50%, Maturing October 23, 2017		804	808,397
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.69%, Maturing July 1, 2016	EUR	1,781	2,399,623
UPC Broadband Holding B.V.
Term Loan, 3.86%, Maturing December 31, 2016	EUR	2,353	3,211,782
Term Loan, 4.11%, Maturing December 29, 2017	EUR	1,619	2,212,398
UPC Financing Partnership
Term Loan, 3.71%, Maturing December 30, 2016		409	413,465
Term Loan, 3.71%, Maturing December 29, 2017		1,264	1,276,803
Term Loan, 4.00%, Maturing January 29, 2021		775	780,328
WaveDivision Holdings, LLC
Term Loan, 5.50%, Maturing August 9, 2019		325	330,273

			$27,887,855

Chemicals and Plastics — 4.1%
AZ Chemical US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		1,826	$1,860,945
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		250	253,750
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		697	708,689
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		505	509,024
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		518	522,974
Huntsman International, LLC
Term Loan, 2.75%, Maturing April 19, 2017		1,532	1,537,300
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		3,424	3,507,578
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		97	97,797
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		980	993,475
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		495	501,187
PQ Corporation
Term Loan, 5.25%, Maturing May 8, 2017		1,175	1,192,381
Schoeller Arca Systems Holding B.V.
Term Loan, 4.69%, Maturing November 16, 2015	EUR	145	137,363
Term Loan, 4.69%, Maturing November 16, 2015	EUR	412	391,647
Term Loan, 4.69%, Maturing November 16, 2015	EUR	443	421,450
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		548	554,183
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		372	377,305
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018		549	555,341
Term Loan, 4.25%, Maturing February 8, 2018		2,013	2,034,906

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
U.S. Coatings Acquisition Inc.
Term Loan, Maturing February 3, 2020(2)	2,800	$2,846,659
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	3,518	3,555,418

		$22,559,372

Clothing/Textiles — 0.4%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	814	$823,133
Phillips-Van Heusen Corporation
Term Loan, 3.50%, Maturing May 6, 2016	467	467,337
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018	493	493,731
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019	449	454,391

		$2,238,592

Conglomerates — 2.7%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	169	$168,559
Term Loan, 7.75%, Maturing September 22, 2014	222	222,214
Term Loan, 8.25%, Maturing September 22, 2014	68	68,167
Rexnord LLC
Term Loan, 4.50%, Maturing April 2, 2018	3,242	3,280,409
RGIS Services, LLC
Term Loan, 4.56%, Maturing October 18, 2016	2,501	2,520,017
Term Loan, 5.50%, Maturing October 18, 2017	1,390	1,412,079
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,238	1,247,812
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	746,719
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019	3,325	3,366,356
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018	1,853	1,872,066

		$14,904,398

Containers and Glass Products — 1.3%
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	2,625	$2,661,094
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	498	498,744
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	2,893	2,938,855
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018	542	552,434
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	622	629,389

		$7,280,516

Cosmetics/Toiletries — 0.8%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	2,985	$3,024,178

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.31%, Maturing November 28, 2014		975	$791,376
Prestige Brands, Inc.
Term Loan, 5.28%, Maturing January 31, 2019		350	354,430

			$4,169,984

Drugs — 1.3%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		496	$502,660
Term Loan, 5.50%, Maturing February 10, 2017		1,965	1,987,874
Par Pharmaceutical Companies, Inc.
Term Loan, 5.00%, Maturing September 30, 2019		1,172	1,189,278
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018		447	452,238
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		549	555,527
Term Loan, 4.25%, Maturing March 15, 2018		1,446	1,462,795
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		994	1,005,671

			$7,156,043

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 5.25%, Maturing October 9, 2019		1,950	$1,971,937
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)		162	166,896
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		525	531,563
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.68%, Maturing March 31, 2016(4)	GBP	532	225,859

			$2,896,255

Electronics/Electrical — 10.1%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018		1,822	$1,848,464
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		1,301	1,318,806
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		2,926	2,964,024
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		390	391,262
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018		2,088	2,112,605
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018		800	809,666
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018		1,395	1,406,766
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		2,016	1,955,891
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		2,561	2,586,610
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016		419	420,739
Term Loan, 5.50%, Maturing May 31, 2016		1,040	1,043,959

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Freescale Semiconductor, Inc.
Term Loan, 4.46%, Maturing December 1, 2016	1,998	$2,005,924
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	350	353,500
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	5,050	5,130,451
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	1,397	1,421,812
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	1,408	1,420,410
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,155	2,190,305
Term Loan, 5.50%, Maturing March 3, 2017	1,012	1,034,646
Term Loan, 5.25%, Maturing March 19, 2019	1,613	1,635,997
Term Loan, 4.75%, Maturing January 11, 2020	925	938,586
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	819	823,910
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	2,650	2,679,444
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	575	593,113
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	221	220,786
Semtech Corporation
Term Loan, 4.25%, Maturing March 20, 2017	397	401,466
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	3,472	3,517,336
Serena Software, Inc.
Term Loan, 4.21%, Maturing March 10, 2016	474	476,518
Term Loan, 5.00%, Maturing March 10, 2016	350	353,208
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	995	1,003,084
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	588	594,346
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,219	1,240,757
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	1,357	1,368,137
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	748	753,688
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	125	127,026
Term Loan, 5.00%, Maturing June 7, 2019	1,208	1,224,518
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	1,275	1,287,750
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	214	215,740
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	980	993,178
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	1,175	1,195,563
Term Loan - Second Lien, 9.25%, Maturing April 24, 2020	500	505,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Web.com Group, Inc.
Term Loan, 5.50%, Maturing October 27, 2017	2,509	$2,547,160

		$55,112,151

Equipment Leasing — 1.1%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	1,325	$1,333,633
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	1,275	1,287,750
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	3,350	3,375,125

		$5,996,508

Financial Intermediaries — 6.2%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	825	$843,563
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	1,235	1,250,438
CB Richard Ellis Services, Inc.
Term Loan, 3.45%, Maturing March 5, 2018	684	687,077
Term Loan, 3.70%, Maturing September 4, 2019	646	649,310
Citco Funding LLC
Term Loan, 5.50%, Maturing June 29, 2018	1,625	1,645,566
First Data Corporation
Term Loan, 2.95%, Maturing September 24, 2014	11	11,450
Term Loan, 2.95%, Maturing September 24, 2014	55	55,162
Term Loan, 2.95%, Maturing September 24, 2014	133	133,080
Term Loan, 4.20%, Maturing March 23, 2018	4,136	4,109,928
Term Loan, 5.20%, Maturing September 24, 2018	1,225	1,228,190
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,275	1,280,973
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	698	704,791
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	889	895,326
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	917	933,684
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017	770	771,284
Term Loan, 4.00%, Maturing March 29, 2019	3,052	3,074,064
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	989	1,004,215
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	623	629,134
Nuveen Investments, Inc.
Term Loan, 5.77%, Maturing May 12, 2017	2,429	2,453,638
Term Loan, 5.76%, Maturing May 13, 2017	2,276	2,302,912
Term Loan, 7.25%, Maturing May 13, 2017	1,492	1,504,194
Ocwen Financial Corporation
Term Loan, Maturing January 22, 2018(2)	1,250	1,269,141
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016	1,315	1,187,606
RJO Holdings Corp.
Term Loan, 6.21%, Maturing December 10, 2015(5)	7	5,773
Term Loan, 6.96%, Maturing December 10, 2015(5)	222	168,720

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		3,436	$3,484,262
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		471	473,205
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		1,269	1,284,290

			$34,040,976

Food Products — 4.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		1,275	$1,298,508
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		634	627,683
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019		1,297	1,318,471
Clearwater Seafoods Limited Partnership
Term Loan, 6.78%, Maturing June 6, 2018		1,045	1,049,974
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		4,244	4,272,592
Dole Food Company Inc.
Term Loan, 5.03%, Maturing July 6, 2018		957	961,199
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018		1,169	1,174,971
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017		644	646,717
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		985	994,850
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		637	647,361
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		2,809	2,852,671
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018		273	275,764
Term Loan, 4.75%, Maturing October 17, 2018		4,726	4,792,923
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		1,712	1,720,043

			$22,633,727

Food Service — 5.4%
Aramark Corporation
Term Loan, 3.40%, Maturing July 26, 2016		169	$170,917
Term Loan, 3.40%, Maturing July 26, 2016		304	307,634
Term Loan, 3.45%, Maturing July 26, 2016		4,621	4,677,781
Term Loan, 3.52%, Maturing July 26, 2016		2,094	2,118,898
Term Loan, 3.89%, Maturing July 26, 2016	GBP	950	1,487,866
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		449	453,364
Buffets, Inc.
Term Loan, 0.31%, Maturing April 22, 2015(5)		102	102,002
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		2,244	2,272,421

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		374	$377,336
DineEquity, Inc.
Term Loan, 5.25%, Maturing October 19, 2017		1,018	1,024,151
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		3,031	3,060,475
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		1,315	1,335,439
NPC International, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		663	670,908
OSI Restaurant Partners, LLC
Term Loan, 4.75%, Maturing October 24, 2019		2,597	2,634,797
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		424	430,551
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		373	375,923
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		4,626	4,687,247
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		1,315	1,332,248
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		1,945	1,974,642

			$29,494,600

Food/Drug Retailers — 5.0%
Alliance Boots Holdings Limited
Term Loan, 3.58%, Maturing July 10, 2017	EUR	1,000	$1,355,255
Term Loan, 3.98%, Maturing July 10, 2017	GBP	5,775	9,033,212
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		6,119	6,180,626
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		424	433,476
Rite Aid Corporation
Term Loan, 1.96%, Maturing June 4, 2014		7,904	7,903,707
Term Loan, 4.50%, Maturing March 2, 2018		2,098	2,103,148
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		572	579,277

			$27,588,701

Health Care — 16.7%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		471	$476,152
Term Loan, 4.75%, Maturing June 30, 2017		569	575,146
Term Loan, 4.75%, Maturing June 30, 2017		2,345	2,369,603
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		886	880,612
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		1,550	1,581,000
AssuraMed Holding, Inc.
Term Loan, 5.50%, Maturing October 24, 2019		825	838,406
ATI Holdings, Inc.
Term Loan, Maturing December 20, 2019(2)		450	447,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Biomet Inc.
Term Loan, 4.00%, Maturing July 25, 2017	3,649	$3,693,775
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing August 28, 2019	575	580,271
Catalent Pharma Solutions Inc.
Term Loan, 4.21%, Maturing September 15, 2016	2,111	2,130,500
Term Loan, 5.25%, Maturing September 15, 2017	1,115	1,130,343
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019	648	657,281
Community Health Systems, Inc.
Term Loan, 3.81%, Maturing January 25, 2017	6,865	6,936,204
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	1,470	1,493,405
CRC Health Corporation
Term Loan, 4.70%, Maturing November 16, 2015	1,906	1,918,397
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	2,940	2,981,345
Term Loan, 4.00%, Maturing November 1, 2019	3,125	3,164,622
DJO Finance LLC
Term Loan, 5.20%, Maturing November 1, 2016	380	384,332
Term Loan, 6.25%, Maturing September 15, 2017	323	326,595
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	1,972	1,897,820
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	794	807,895
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	2,034	2,046,219
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	2,926	2,949,296
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	660	666,524
HCA, Inc.
Term Loan, 3.56%, Maturing March 31, 2017	6,168	6,222,443
Term Loan, 3.45%, Maturing May 1, 2018	2,572	2,594,632
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	1,287	1,302,887
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	1,866	1,893,775
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	1,646	1,663,173
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,007	999,376
Term Loan, 7.75%, Maturing May 15, 2018	896	888,041
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	1,643	1,646,060
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	3,985	4,054,483
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	547	558,879
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	600	606,000
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	807	807,034

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	709	$714,530
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	516	519,658
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	2,889	2,908,810
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	571	573,541
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019	898	905,980
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	1,497	1,506,386
Pharmaceutical Product Development, Inc.
Term Loan, Maturing December 5, 2018(2)	1,925	1,925,000
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018	299	300,925
Radnet Management, Inc.
Term Loan, 5.50%, Maturing September 30, 2018	1,471	1,490,164
Sage Products, Inc.
Term Loan, 5.25%, Maturing December 13, 2019	600	607,500
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	2,999	3,042,760
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018	572	581,661
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,453	1,454,993
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019	1,646	1,676,725
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016	1,072	1,079,695
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.25%, Maturing February 13, 2019	1,868	1,896,121
Term Loan, 4.25%, Maturing December 11, 2019	2,000	2,031,500
Vanguard Health Holding Company II, LLC
Term Loan, 5.00%, Maturing January 29, 2016	2,054	2,076,502
VWR Funding, Inc.
Term Loan, 4.45%, Maturing April 3, 2017	1,097	1,107,784
Term Loan, Maturing April 3, 2017(2)	775	781,297

		$91,351,808

Home Furnishings — 0.6%
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019	1,650	$1,673,031
Tempur-Pedic International Inc.
Term Loan, Maturing December 12, 2019(2)	1,800	1,832,785

		$3,505,816

Industrial Equipment — 2.6%
Alliance Laundry Systems LLC
Term Loan, 5.50%, Maturing December 10, 2018	350	$356,562
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	525	532,219
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	200	204,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Apex Tool Group, LLC
Term Loan, Maturing January 28, 2020(2)		725	$734,213
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		1,287	1,294,910
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		978	989,728
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		1,542	1,580,806
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		992	999,440
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018		3,280	3,336,509
Kion Group GMBH
Term Loan, 3.44%, Maturing December 23, 2014(4)		491	491,169
Term Loan, 3.94%, Maturing December 23, 2015(4)		1,043	1,044,089
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		127	128,968
Tank Holding Corp.
Term Loan, 5.50%, Maturing July 9, 2019		976	986,915
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017		691	700,772
Unifrax Corporation
Term Loan, 7.25%, Maturing November 28, 2018		570	574,732

			$13,955,407

Insurance — 4.5%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		1,975	$1,997,219
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019		995	1,004,121
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019		3,275	3,373,250
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		571	576,038
Term Loan, 5.50%, Maturing December 8, 2016		1,323	1,336,310
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		7,423	7,518,971
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		713	736,115
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		300	305,062
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019		2,125	2,149,792
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing October 29, 2019		675	687,656
Hub International Limited
Term Loan, 4.70%, Maturing June 13, 2017		2,620	2,654,219
Term Loan, 6.75%, Maturing December 13, 2017		556	563,376
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	1,000	1,579,391

			$24,481,520

Leisure Goods/Activities/Movies — 6.6%
Alpha D2 Limited
Term Loan, 6.00%, Maturing April 30, 2019		1,985	$2,027,828

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016		3,659	$3,702,336
Term Loan, 4.75%, Maturing February 22, 2018		965	977,768
Bombardier Recreational Products, Inc.
Term Loan, Maturing January 22, 2019(2)		4,275	4,328,057
Bright Horizons Family Solutions, Inc.
Term Loan, Maturing January 16, 2020(2)		900	909,562
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		1,888	1,912,866
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016		2,612	2,664,047
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		973	982,833
Equinox Fitness Clubs
Term Loan, Maturing November 16, 2019(2)		1,200	1,218,000
Fender Musical Instruments Corporation
Term Loan, 5.50%, Maturing June 9, 2014		263	262,477
Term Loan, 5.50%, Maturing June 9, 2014		518	516,839
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		2,585	2,609,745
Regal Cinemas, Inc.
Term Loan, 3.24%, Maturing August 23, 2017		2,820	2,845,755
Revolution Studios Distribution Company, LLC
Term Loan, 3.96%, Maturing December 21, 2014(5)		732	602,915
Term Loan - Second Lien, 7.21%, Maturing June 21, 2015(5)		800	426,000
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		2,301	2,324,246
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		1,455	1,478,931
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		1,739	1,758,814
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		3,851	3,831,791
Term Loan, 7.50%, Maturing June 19, 2015		744	749,868

			$36,130,678

Lodging and Casinos — 3.4%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		422	$428,931
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		1,029	1,039,829
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		2,910	2,967,109
Term Loan, 5.45%, Maturing January 26, 2018		3,081	2,869,411
Gala Group LTD
Term Loan, 5.50%, Maturing May 30, 2018	GBP	3,125	4,808,128
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		909	922,445
Las Vegas Sands LLC
Term Loan, 2.76%, Maturing November 23, 2016		216	217,201
Term Loan, 2.76%, Maturing November 23, 2016		600	603,732
LodgeNet Entertainment Corporation
Term Loan, 0.00%, Maturing April 4, 2014(3)		1,018	715,943

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MGM Resorts International
Term Loan, 4.25%, Maturing December 20, 2019	2,500	$2,543,490
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018	349	351,599
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	571	576,751
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018	347	352,151

		$18,396,720

Nonferrous Metals/Minerals — 2.5%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	2,887	$2,971,612
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	3,015	3,019,145
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019	1,017	1,032,572
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	667	676,006
Term Loan, 4.00%, Maturing March 10, 2017	2,009	2,037,466
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016	2,434	2,453,548
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	1,156	1,124,478
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	500	477,500

		$13,792,327

Oil and Gas — 4.7%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	175	$177,172
Term Loan, 9.00%, Maturing June 23, 2017	2,198	2,252,895
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	2,037	2,075,852
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	2,625	2,653,437
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	1,972	1,728,125
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	2,308	2,350,109
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	1,210	1,224,526
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	2,396	2,432,337
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019	2,000	2,012,850
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	850	861,687
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	2,014	2,054,277
Term Loan, 5.00%, Maturing September 25, 2019	163	166,267
Term Loan, 5.00%, Maturing September 25, 2019	267	272,209
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018	2,125	2,160,417

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tervita Corporation
Term Loan, 3.21%, Maturing November 14, 2014	2,482	$2,481,730
Term Loan, 6.50%, Maturing November 14, 2014	545	544,387

		$25,448,277

Publishing — 5.7%
Ascend Learning, Inc.
Term Loan, 6.50%, Maturing May 23, 2017	3,179	$3,172,049
Aster Zweite Beteiligungs GmbH
Term Loan, 5.55%, Maturing December 31, 2014	93	92,511
Term Loan, 5.55%, Maturing December 31, 2014	1,543	1,533,867
Term Loan, 5.55%, Maturing December 31, 2014	1,614	1,600,371
Cengage Learning Acquisitions, Inc.
Term Loan, 2.71%, Maturing July 3, 2014	979	781,830
GateHouse Media Operating, Inc.
Term Loan, 2.21%, Maturing August 28, 2014	856	321,452
Term Loan, 2.21%, Maturing August 28, 2014	2,042	766,355
Term Loan, 2.46%, Maturing August 28, 2014	663	248,905
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	4,775	4,838,952
Instant Web, Inc.
Term Loan, 3.58%, Maturing August 7, 2014	163	118,848
Term Loan, 3.58%, Maturing August 7, 2014	1,562	1,140,100
Interactive Data Corporation
Term Loan, 4.50%, Maturing February 12, 2018	3,138	3,156,434
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 4, 2018	600	608,500
Lamar Media Corporation
Term Loan, 4.00%, Maturing December 30, 2016	39	38,875
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	6,369	6,411,663
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014	77	75,469
Merrill Communications, LLC
Term Loan, 11.25%, Maturing March 28, 2013	1,225	1,228,756
Nelson Education Ltd.
Term Loan, 2.81%, Maturing July 3, 2014	462	369,187
Nielsen Finance LLC
Term Loan, 3.96%, Maturing May 2, 2016	1,938	1,955,476
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(4)(5)	776	331,135
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013	884	701,553
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019	1,700	1,717,000

		$31,209,288

Radio and Television — 3.7%
Clear Channel Communications, Inc.
Term Loan, 3.85%, Maturing January 29, 2016	1,516	$1,319,224
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018	4,625	4,665,063
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019	1,000	1,041,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018	495	$500,897
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017	1,372	1,395,565
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019	482	491,019
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017	806	813,026
ION Media Networks, Inc.
Term Loan, 7.25%, Maturing July 31, 2018	825	833,250
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018	594	598,084
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019	409	415,721
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019	966	983,341
Nine Entertainment Group Limited
Term Loan, Maturing January 17, 2020(2)	750	749,063
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017	862	864,030
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016	730	735,420
Univision Communications Inc.
Term Loan, 4.45%, Maturing March 31, 2017	3,825	3,843,365
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017	1,112	1,126,869

		$20,375,187

Retailers (Except Food and Drug) — 5.4%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019	1,488	$1,509,020
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019	1,375	1,394,250
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	650	658,328
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019	672	677,338
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018	1,184	1,192,493
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017	995	1,011,666
J Crew Group, Inc.
Term Loan, 4.50%, Maturing March 7, 2018	2,067	2,086,824
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018	1,929	1,940,679
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 31, 2020	2,575	2,604,571
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018	794	807,895
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018	4,725	4,759,847
Ollie’s Bargain Outlet, Inc.
Term Loan, 6.25%, Maturing September 27, 2019	475	479,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		475	$484,500
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		2,209	2,220,295
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,768	1,791,801
Term Loan, 4.25%, Maturing August 7, 2019		599	607,197
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017		2,443	2,463,602
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,294	1,245,947
Vivarte SA
Term Loan, 2.42%, Maturing March 9, 2015	EUR	29	32,670
Term Loan, 2.42%, Maturing March 9, 2015	EUR	62	71,432
Term Loan, 2.42%, Maturing March 9, 2015	EUR	347	397,027
Term Loan, 2.92%, Maturing March 8, 2016	EUR	18	21,042
Term Loan, 2.92%, Maturing March 8, 2016	EUR	71	81,399
Term Loan, 2.92%, Maturing March 8, 2016	EUR	440	503,898
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		642	654,712

			$29,698,183

Steel — 2.0%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		1,047	$1,063,086
Firth Rixson Plc
Term Loan, 6.00%, Maturing June 30, 2017	GBP	750	1,202,138
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		5,810	5,899,209
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		688	697,432
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		825	832,219
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		152	150,912
Waupaca Foundry, Inc.
Term Loan, 5.75%, Maturing June 29, 2017		634	644,152
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		623	631,230

			$11,120,378

Surface Transport — 1.3%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		3,463	$3,498,566
Term Loan, 3.75%, Maturing March 11, 2018		1,800	1,818,000
Swift Transportation Co., Inc.
Term Loan, 5.00%, Maturing December 21, 2017		1,661	1,684,306

			$7,000,872

Telecommunications — 5.7%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		941	$923,908

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		837	$845,623
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		475	479,453
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		1,856	1,875,973
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018		10,195	10,348,000
Macquarie UK Broadcast Limited
Term Loan, 3.00%, Maturing December 1, 2014	GBP	755	1,185,289
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		3,930	3,956,610
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		572	573,555
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		936	941,696
Term Loan, 3.75%, Maturing September 27, 2019		425	429,117
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		1,841	1,860,691
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019		6,791	6,869,350
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		920	929,195

			$31,218,460

Utilities — 3.2%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		1,997	$2,024,509
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		936	947,967
Term Loan, 4.50%, Maturing April 2, 2018		2,751	2,785,561
Term Loan, 4.50%, Maturing October 9, 2019		823	834,167
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		453	472,217
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		723	756,557
LSP Madison Funding, LLC
Term Loan, 5.83%, Maturing June 28, 2019		1,070	1,080,574
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		4,359	4,414,925
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018		500	510,000
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.74%, Maturing October 10, 2017		5,832	3,851,825

			$17,678,302

Total Senior Floating-Rate Interests (identified cost $758,200,875)			$764,331,189

Corporate Bonds & Notes — 12.4%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(6)
GenCorp, Inc.
7.125%, 3/15/21(7)	$50	$52,000

		$52,000

Automotive — 0.0%(6)
American Axle & Manufacturing, Inc., Sr. Notes
9.25%, 1/15/17(7)	$92	$102,120
General Motors Financial Co., Inc., Sr. Notes
4.75%, 8/15/17(7)	70	73,233
Navistar International Corp., Sr. Notes
8.25%, 11/1/21	55	54,313

		$229,666

Beverage and Tobacco — 0.1%
Constellation Brands, Inc., Sr. Notes
6.00%, 5/1/22	$105	$118,650
4.625%, 3/1/23	75	76,781
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes
9.50%, 8/15/19(7)	50	45,750

		$241,181

Brokers, Dealers and Investment Houses — 0.0%(6)
Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(7)	$55	$59,675
E*TRADE Financial Corp., Sr. Notes
6.00%, 11/15/17	15	15,563
6.375%, 11/15/19	45	46,912

		$122,150

Building and Development — 0.1%
Brookfield Residential Properties, Inc., Sr. Notes
6.50%, 12/15/20(7)	$55	$58,300
HD Supply, Inc., Sr. Notes
8.125%, 4/15/19(7)	35	39,725
7.50%, 7/15/20(7)	100	99,000
11.50%, 7/15/20(7)	35	40,425
Isabelle Acquisition Sub, Inc., Sr. Notes
10.00%, 11/15/18(4)(7)	130	142,675
Nortek, Inc., Sr. Notes
10.00%, 12/1/18	85	96,900
8.50%, 4/15/21	25	28,437
8.50%, 4/15/21(7)	100	113,500

		$618,962

Business Equipment and Services — 0.1%
Education Management, LLC, Sr. Notes
8.75%, 6/1/14	$100	$83,500
FTI Consulting, Inc., Sr. Notes
6.00%, 11/15/22(7)	40	42,300
HDTFS, Inc., Sr. Notes
6.25%, 10/15/22(7)	50	54,500
TransUnion Holding Co., Inc., Sr. Notes
8.125%, 6/15/18(4)(7)	100	105,250

		$285,550

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.2%
AMC Networks, Inc., Sr. Notes
4.75%, 12/15/22		$35	$35,175
CCO Holdings, LLC/CCO Holdings Capital Corp., Sr. Notes
5.25%, 9/30/22		190	189,050
Cequel Communications Escrow I, LLC/Cequel Communications Escrow Capital Corp., Sr. Notes
6.375%, 9/15/20(7)		65	68,412
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Notes
5.50%, 1/15/23(7)		1,000	1,025,000

			$1,317,637

Chemicals and Plastics — 1.8%
Celanese US Holdings, LLC, Sr. Notes
4.625%, 11/15/22		$45	$46,688
Eagle Spinco, Inc., Sr. Notes
4.625%, 2/15/21(7)		15	15,150
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20(7)		1,020	1,009,800
6.625%, 4/15/20		2,000	1,980,000
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(7)	EUR	1,000	1,439,269
8.375%, 2/15/19(7)		1,825	2,005,219
7.50%, 5/1/20(7)		800	866,000
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19		210	232,575
5.75%, 4/15/24		200	232,500
Rockwood Specialties Group, Inc., Sr. Notes
4.625%, 10/15/20		130	133,737
TPC Group, Inc.
8.75%, 12/15/20(7)		35	35,438
Trinseo Materials Operating S.C.A., Sr. Notes
8.75%, 2/1/19(7)		1,570	1,558,225
Tronox Finance, LLC, Sr. Notes
6.375%, 8/15/20(7)		110	110,962

			$9,665,563

Conglomerates — 0.1%
Belden, Inc., Sr. Sub. Notes
5.50%, 9/1/22(7)		$50	$51,750
General Cable Corp., Sr. Notes
5.75%, 10/1/22(7)		75	79,312
Harbinger Group, Inc., Sr. Notes
7.875%, 7/15/19(7)		35	36,138
Spectrum Brands Escrow Corp., Sr. Notes
6.375%, 11/15/20(7)		50	53,313
6.625%, 11/15/22(7)		70	75,775

			$296,288

Containers and Glass Products — 1.1%
Berry Plastics Corp., Sr. Notes
5.054%, 2/15/15(8)		$2,000	$2,007,500
BOE Merger Corp., Sr. Notes
9.50%, 11/1/17(4)(7)		60	62,700
Crown Americas, LLC/Crown Americas Capital Corp. IV, Sr. Notes
4.50%, 1/15/23(7)		85	84,150

Security	Principal Amount* (000’s omitted)	Value
Reynolds Group Holdings Inc., Sr. Notes
5.75%, 10/15/20	3,875	$3,971,875
Sealed Air Corp., Sr. Notes
6.50%, 12/1/20(7)	35	38,850
8.375%, 9/15/21(7)	10	11,525

		$6,176,600

Cosmetics/Toiletries — 0.3%
Alphabet Holding Co., Inc., Sr. Notes
7.75%, 11/1/17(4)(7)	$125	$129,687
Party City Holdings, Inc., Sr. Notes
8.875%, 8/1/20(7)	120	130,200
Revlon Consumer Products Corp.
9.75%, 11/15/15	1,415	1,499,900

		$1,759,787

Drugs — 0.0%(6)
VPI Escrow Corp., Sr. Notes
6.375%, 10/15/20(7)	$135	$140,738

		$140,738

Ecological Services and Equipment — 0.1%
ADS Waste Holdings, Inc., Sr. Notes
8.25%, 10/1/20(7)	$50	$53,750
Clean Harbors, Inc., Sr. Notes
5.25%, 8/1/20	50	52,500
5.125%, 6/1/21(7)	25	25,875
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(4)(5)(7)	523	440,211

		$572,336

Electronics/Electrical — 0.1%
Brocade Communications Systems, Inc., Sr. Notes
6.875%, 1/15/20	$30	$32,925
Infor US, Inc., Sr. Notes
9.375%, 4/1/19	60	68,100
NCR Corp., Sr. Notes
5.00%, 7/15/22(7)	60	61,050
Nuance Communications, Inc., Sr. Notes
5.375%, 8/15/20(7)	120	124,200

		$286,275

Equipment Leasing — 0.4%
Air Lease Corp., Sr. Notes
4.50%, 1/15/16	$260	$265,200
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14	1,000	1,051,250
6.75%, 9/1/16(7)	350	396,375
7.125%, 9/1/18(7)	350	411,250

		$2,124,075

Financial Intermediaries — 1.4%
Ally Financial, Inc., Sr. Notes
2.511%, 12/1/14(8)	$55	$55,303
0.00%, 6/15/15	80	73,900
4.625%, 6/26/15	500	525,393
CIT Group, Inc., Sr. Notes
5.50%, 2/15/19(7)	45	48,375

Security	Principal Amount* (000’s omitted)		Value
5.375%, 5/15/20		10	$10,900
5.00%, 8/15/22		20	21,225
First Data Corp., Sr. Notes
7.375%, 6/15/19(7)		1,000	1,057,500
6.75%, 11/1/20(7)		1,480	1,528,100
11.25%, 1/15/21(7)		65	65,000
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15		2,250	2,761,875
Lender Processing Services, Inc., Sr. Notes
5.75%, 4/15/23		75	79,875
Nuveen Investments, Inc., Sr. Notes
9.50%, 10/15/20(7)		130	134,550
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(7)	EUR	1,000	1,435,875

			$7,797,871

Food Products — 0.0%(6)
Land O’Lakes, Inc.
6.00%, 11/15/22(7)		$45	$48,263
Michael Foods Holding, Inc., Sr. Notes
8.50%, 7/15/18(4)(7)		50	51,500
Smithfield Foods, Inc., Sr. Notes
6.625%, 8/15/22		95	104,737

			$204,500

Food Service — 0.0%(6)
Chiquita Brands International, Inc./ Chiquita Brands, LLC, Sr. Notes
7.875%, 2/1/21(7)		$225	$223,367

			$223,367

Food/Drug Retailers — 0.0%(6)
Pantry, Inc., Sr. Notes
8.375%, 8/1/20(7)		$70	$75,250

			$75,250

Health Care — 0.9%
Accellent, Inc., Sr. Notes
8.375%, 2/1/17		$135	$143,100
Air Medical Group Holdings, Inc., Sr. Notes
9.25%, 11/1/18		4	4,420
Amsurg Corp., Sr. Notes
5.625%, 11/30/20(7)		20	21,000
Biomet, Inc., Sr. Notes
6.50%, 8/1/20(7)		115	121,181
CDRT Holding Corp., Sr. Notes
9.25%, 10/1/17(4)(7)		80	83,000
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18		2,190	2,310,450
7.125%, 7/15/20		120	129,750
DaVita, Inc., Sr. Notes
5.75%, 8/15/22		215	226,825
DJO Finance, LLC/DJO Finance Corp.
8.75%, 3/15/18(7)		20	22,350
HCA Holdings, Inc., Sr. Notes
6.25%, 2/15/21		85	89,675
HCA, Inc., Sr. Notes
4.75%, 5/1/23		1,050	1,059,187

Security	Principal Amount* (000’s omitted)	Value
Hologic, Inc., Sr. Notes
6.25%, 8/1/20(7)	245	$264,600
IMS Health, Inc., Sr. Notes
6.00%, 11/1/20(7)	75	78,375
INC Research, LLC., Sr. Notes
11.50%, 7/15/19(7)	55	58,300
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18(7)	45	48,375
United Surgical Partners International, Inc., Sr. Notes
9.00%, 4/1/20(7)	60	67,650
Valeant Pharmaceuticals International, Sr. Notes
6.375%, 10/15/20(7)	105	108,675
VWR Funding, Inc., Sr. Notes
7.25%, 9/15/17(7)	185	196,794

		$5,033,707

Home Furnishings — 0.2%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20	$735	$794,719
Mead Products, LLC/ACCO Brands Corp., Sr. Notes
6.75%, 4/30/20(7)	200	213,500
Tempur-Pedic International, Inc., Sr. Notes
6.875%, 12/15/20(7)	40	42,700

		$1,050,919

Homebuilders/Real Estate — 0.0%(6)
BC Mountain, LLC/BC Mountain Finance, Inc., Sr. Notes
7.00%, 2/1/21(7)	$65	$67,113

		$67,113

Industrial Equipment — 0.0%(6)
Manitowoc Co., Inc. (The), Sr. Notes
5.875%, 10/15/22	$65	$65,813

		$65,813

Insurance — 0.2%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, Sr. Notes
7.875%, 12/15/20(7)	$45	$45,112
CNO Financial Group, Inc., Sr. Notes
6.375%, 10/1/20(7)	1,050	1,118,250
Hub International, Ltd., Sr. Notes
8.125%, 10/15/18(7)	70	72,800
Onex USI Acquisition Corp., Sr. Notes
7.75%, 1/15/21(7)	95	93,575

		$1,329,737

Leisure Goods/Activities/Movies — 0.3%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	$110	$122,100
Bombardier, Inc., Sr. Notes
4.25%, 1/15/16(7)	50	51,750
6.125%, 1/15/23(7)	35	35,787
Cinemark USA, Inc., Sr. Notes
5.125%, 12/15/22(7)	5	5,088
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22	790	847,275
Regal Entertainment Group, Sr. Notes
5.75%, 2/1/25	25	24,813

Security	Principal Amount* (000’s omitted)	Value
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	95	$97,137
6.875%, 12/1/13	35	36,575
7.25%, 6/15/16	25	28,312
7.25%, 3/15/18	50	57,000
Seven Seas Cruises, S. DE R.L.
9.125%, 5/15/19	65	69,225
Viking Cruises, Ltd., Sr. Notes
8.50%, 10/15/22(7)	60	66,450

		$1,441,512

Lodging and Casinos — 1.0%
Buffalo Thunder Development Authority, Sr. Notes
9.375%, 12/15/14(3)(7)	$480	$165,600
Caesars Entertainment Operating Co., Inc., Sr. Notes
5.375%, 12/15/13	20	19,900
11.25%, 6/1/17	1,500	1,612,500
8.50%, 2/15/20	2,100	2,117,062
Caesars Operating Escrow, LLC/Caesars Escrow Corp., Sr. Notes
9.00%, 2/15/20(7)	555	567,488
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(7)	58	56,840
MGM Resorts International, Sr. Notes
6.625%, 12/15/21	120	123,750
7.75%, 3/15/22	30	32,850
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(7)	95	95,713
11.00%, 9/15/18(7)	400	350,000
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(7)	310	285,200
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(5)(7)	174	93,333

		$5,520,236

Mining, Steel, Iron and Nonprecious Metals — 0.1%
ArcelorMittal, Sr. Notes
6.75%, 2/25/22	$25	$27,545
Eldorado Gold Corp., Sr. Notes
6.125%, 12/15/20(7)	135	142,594
IAMGOLD Corp.
6.75%, 10/1/20(7)	130	127,725
Inmet Mining Corp., Sr. Notes
8.75%, 6/1/20(7)	30	33,450
7.50%, 6/1/21(7)	50	54,000

		$385,314

Nonferrous Metals/Minerals — 0.1%
FMG Resources (August 2006) Pty, Ltd., Sr. Notes
7.00%, 11/1/15(7)	$55	$57,612
8.25%, 11/1/19(7)	35	37,713
New Gold, Inc., Sr. Notes
7.00%, 4/15/20(7)	40	43,200
6.25%, 11/15/22(7)	70	74,200
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes
8.375%, 6/1/20(7)	50	53,875

		$266,600

Security	Principal Amount* (000’s omitted)	Value
Oil and Gas — 0.6%
Access Midstream Partners LP/ACMP Finance Corp., Sr. Notes
4.875%, 5/15/23	$85	$84,681
Atlas Energy Holdings Operating Co., LLC, Sr. Notes
7.75%, 1/15/21(7)	50	49,344
Bristow Group, Inc.
6.25%, 10/15/22	80	86,700
Chesapeake Energy Corp., Sr. Notes
6.125%, 2/15/21	135	145,125
Concho Resources, Inc., Sr. Notes
5.50%, 4/1/23	80	84,800
Continental Resources, Inc.
5.00%, 9/15/22	265	283,550
CVR Refining, LLC/Coffeyville Finance, Inc., Sr. Notes
6.50%, 11/1/22(7)	125	126,562
Denbury Resources, Inc., Sr. Sub. Notes
4.625%, 7/15/23	45	44,156
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes
6.875%, 5/1/19	290	315,375
9.375%, 5/1/20	210	236,250
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes
7.75%, 9/1/22	35	37,800
EPL Oil & Gas, Inc., Sr. Notes
8.25%, 2/15/18(7)	75	79,313
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes
8.125%, 11/15/18(7)	25	26,000
Inergy Midstream LP/NRGM Finance Corp., Sr. Notes
6.00%, 12/15/20(7)	25	25,938
Kodiak Oil & Gas Corp., Sr. Notes
5.50%, 1/15/21(7)	15	15,131
Laredo Petroleum, Inc., Sr. Notes
7.375%, 5/1/22	90	97,875
MEG Energy Corp., Sr. Notes
6.375%, 1/30/23(7)	100	104,750
Newfield Exploration Co., Sr. Notes
5.625%, 7/1/24	120	129,300
Oasis Petroleum, Inc., Sr. Notes
6.875%, 1/15/23	135	147,487
Offshore Group Investment, Ltd., Sr. Notes
7.50%, 11/1/19(7)	35	35,963
Plains Exploration & Production Co., Sr. Notes
6.875%, 2/15/23	200	229,750
Sabine Pass Liquefaction, LLC, Sr. Notes
5.625%, 2/1/21(7)	100	100,500
Sabine Pass LNG, LP, Sr. Notes
6.50%, 11/1/20(7)	100	103,000
Seadrill, Ltd., Sr. Notes
5.625%, 9/15/17(7)	270	274,725
SM Energy Co., Sr. Notes
6.50%, 1/1/23(7)	75	80,250
Tesoro Corp., Sr. Notes
5.375%, 10/1/22	105	109,725

		$3,054,050

Security	Principal Amount* (000’s omitted)	Value
Pipelines — 0.0%(6)
Rockies Express Pipeline, LLC, Sr. Notes
6.00%, 1/15/19(7)	$70	$68,775

		$68,775

Publishing — 0.1%
McClatchy Co. (The), Sr. Notes
9.00%, 12/15/22(7)	$35	$36,925
Laureate Education, Inc.
9.25%, 9/1/19(7)	605	662,475

		$699,400

Radio and Television — 0.6%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(7)	$953	$907,732
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Notes
6.50%, 11/15/22(7)	50	53,000
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Notes
6.50%, 11/15/22(7)	130	139,100
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17	844	922,070
Starz, LLC/Starz Finance Corp., Sr. Notes
5.00%, 9/15/19(7)	70	72,800
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(7)	825	866,250
WMG Acquisition Corp., Sr. Notes
6.00%, 1/15/21(7)	50	53,375

		$3,014,327

Rail Industries — 0.1%
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	$111	$111,480
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	500	552,500

		$663,980

Retailers (Except Food and Drug) — 0.2%
Claire’s Stores, Inc., Sr. Notes
9.00%, 3/15/19(7)	$125	$137,500
Michaels Stores, Inc., Sr. Notes
7.75%, 11/1/18	190	208,762
New Academy Finance Co., LLC/New Academy Finance Corp., Sr. Notes
8.00%, 6/15/18(4)(7)	115	119,169
Petco Holdings, Inc., Sr. Notes
8.50%, 10/15/17(4)(7)	200	207,000
PVH Corp., Sr. Notes
4.50%, 12/15/22	40	40,000
Radio Systems Corp.
8.375%, 11/1/19(7)	60	63,900
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes
5.75%, 6/1/22	175	185,938
ServiceMaster Company, Sr. Notes
7.00%, 8/15/20(7)	110	112,200

		$1,074,469

Security	Principal Amount* (000’s omitted)	Value
Steel — 0.0%(6)
AK Steel Corp., Sr. Notes
8.75%, 12/1/18(7)	$35	$38,106

		$38,106

Telecommunications — 0.7%
Avaya, Inc.
9.00%, 4/1/19(7)	$50	$51,875
Avaya, Inc., Sr. Notes
9.75%, 11/1/15	840	804,300
Crown Castle International Corp., Sr. Notes
5.25%, 1/15/23(7)	100	105,375
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19	1,000	1,110,000
Intelsat Jackson Holdings, Ltd., Sr. Notes
7.25%, 10/15/20(7)	160	172,000
SBA Communications Corp., Sr. Notes
5.625%, 10/1/19(7)	105	110,644
SBA Telecommunications, Inc., Sr. Notes
5.75%, 7/15/20(7)	85	89,569
Sprint Nextel Corp., Sr. Notes
7.00%, 8/15/20	1,045	1,136,437
6.00%, 11/15/22	180	181,800
Windstream Corp., Sr. Notes
6.375%, 8/1/23(7)	40	40,300

		$3,802,300

Utilities — 1.5%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(7)	$4,253	$4,635,770
7.875%, 1/15/23(7)	3,015	3,346,650
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes
6.875%, 8/15/17(7)	35	37,625
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	20	21,500

		$8,041,545

Total Corporate Bonds & Notes (identified cost $64,396,280)		$67,807,699

Asset-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Avalon Capital Ltd. 3, Series 1A, Class D, 2.262%, 2/24/19(7)(8)	$589	$562,582
Babson Ltd., Series 2005-1A, Class C1, 2.254%, 4/15/19(7)(8)	753	708,362
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.811%, 3/8/17(8)	985	985,569
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.053%, 7/17/19(8)	750	752,702
Comstock Funding Ltd., Series 2006-1A, Class D, 4.561%, 5/30/20(7)(8)	692	665,839
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.551%, 4/25/21(7)(8)	1,000	939,996

Total Asset-Backed Securities (identified cost $4,605,605)		$4,615,050

Common Stocks — 1.4%

Security	Shares	Value
Air Transport — 0.0%(6)
Delta Air Lines, Inc.(9)(10)	3,971	$55,157

		$55,157

Automotive — 0.1%
Dayco Products, LLC(5)(9)(10)	18,702	$561,060

		$561,060

Building and Development — 0.1%
Panolam Holdings Co.(5)(9)(11)	253	$446,591
United Subcontractors, Inc.(5)(9)(10)	536	22,331

		$468,922

Ecological Services and Equipment — 0.1%
Environmental Systems Products Holdings, Inc.(5)(9)(11)	6,211	$448,620

		$448,620

Financial Intermediaries — 0.0%(6)
RTS Investor Corp.(5)(9)(10)	78	$8,409

		$8,409

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(5)(9)(10)	44,318	$401,078

		$401,078

Leisure Goods/Activities/Movies — 0.4%
Metro-Goldwyn-Mayer Holdings, Inc.(9)(10)	50,438	$1,950,226

		$1,950,226

Lodging and Casinos — 0.1%
Greektown Superholdings, Inc.(9)	71	$4,970
Tropicana Entertainment, Inc.(5)(9)(10)	35,670	557,344

		$562,314

Nonferrous Metals/Minerals — 0.0%(6)
Euramax International, Inc.(5)(9)(10)	701	$140,240

		$140,240

Oil and Gas — 0.0%(6)
SemGroup Corp., Class A(9)	1,397	$60,294

		$60,294

Publishing — 0.5%
Ion Media Networks, Inc.(5)(9)(10)	3,990	$2,537,640
MediaNews Group, Inc.(5)(9)(10)	10,718	224,862
Source Interlink Companies, Inc.(5)(9)(10)	2,290	0

		$2,762,502

Total Common Stocks (identified cost $4,030,287)		$7,418,822

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(6)
Environmental Systems Products Holdings, Inc., Series A(5)(9)(11)	1,422	$88,747

Total Preferred Stocks (identified cost $24,885)		$88,747

Warrants — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
SemGroup Corp., Expires 11/30/14(9)	1,470	$27,195

		$27,195

Publishing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/19/14(5)(9)(10)	1,450	$0

		$0

Total Warrants (identified cost $14)		$27,195

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
SemGroup Corp., Escrow Certificate(9)	540,000	$24,300

Total Miscellaneous (identified cost $0)		$24,300

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(12)	$19,000	$19,000,317

Total Short-Term Investments (identified cost $19,000,317)		$19,000,317

Total Investments — 157.6% (identified cost $850,258,263)		$863,313,319

Other Assets, Less Liabilities — (33.6)%		$(184,303,582)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (24.0)%		$(131,303,551)

Net Assets Applicable to Common Shares — 100.0%		$547,706,186

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2013, at which time the interest rate will be determined.

(3)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Amount is less than 0.05%.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $37,383,895 or 6.8% of the Trust’s net assets applicable to common shares.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(9)	Non-income producing security.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Restricted security.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $3,629.

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/28/13	British Pound Sterling 3,496,520	United States Dollar 5,581,984	Goldman Sachs International	$37,253
2/28/13	Euro 5,729,269	United States Dollar 7,392,504	Citibank NA	(387,783)
2/28/13	Euro 488,750	United States Dollar 638,645	Goldman Sachs International	(25,073)
3/28/13	British Pound Sterling 3,482,196	United States Dollar 5,610,949	Citibank NA	89,758
3/28/13	British Pound Sterling 487,500	United States Dollar 780,905	Goldman Sachs International	7,950
3/28/13	British Pound Sterling 1,970,000	United States Dollar 3,112,890	State Street Bank and Trust Co.	(10,641)
3/28/13	Euro 5,111,840	United States Dollar 6,762,223	HSBC Bank USA	(180,673)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
4/30/13	British Pound Sterling 4,868,265	United States Dollar 7,668,637	HSBC Bank USA	$(48,951)
4/30/13	Euro 2,451,908	United States Dollar 3,308,899	Deutsche Bank	(21,786)

				$(539,946)

At January 31, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $134,961 and $674,907, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$850,528,744

Gross unrealized appreciation	$22,075,066
Gross unrealized depreciation	(9,290,491)

Net unrealized appreciation	$12,784,575

Restricted Securities

At January 31, 2013, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	$448,620
Panolam Holdings Co.	12/30/09	253	139,024	446,591

Total Common Stocks			$139,024	$895,211

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,422	$24,885	$84,747

Total Restricted Securities			$163,909	$979,958

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests	$—	$762,527,748	$1,803,441	$764,331,189
Corporate Bonds & Notes	—	67,274,155	533,544	67,807,699
Asset-Backed Securities	—	4,615,050	—	4,615,050
Common Stocks	115,451	1,955,196	5,348,175	7,418,822
Preferred Stocks	—	—	88,747	88,747
Warrants	—	27,195	0	27,195
Miscellaneous	—	24,300	—	24,300
Short-Term Investments	—	19,000,317	—	19,000,317
Total Investments	$115,451	$855,423,961	$7,773,907	$863,313,319
Forward Foreign Currency Exchange Contracts	$—	$134,961	$—	$134,961
Total	$115,451	$855,558,922	$7,773,907	$863,448,280

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(674,907)	$—	$(674,907)
Total	$—	$(674,907)	$—	$(674,907)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2013 is not presented.

At January 31, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013